As filed with the Securities and Exchange
Commission on January 4, 2012
1933 Act File No. 333-125838
1940 Act File No. 811-21777

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 42
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 44
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS III
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on January 4, 2012 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 4th day of January 2012.

JOHN HANCOCK FUNDS III
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein	President and	January 4, 2012
Keith F. Hartstein	Chief Executive Officer

/s/Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	January 4, 2012
Charles A. Rizzo

/s/James F. Carlin*	Trustee	January 4, 2012
James F. Carlin

/s/William H. Cunningham*	Trustee	January 4, 2012
William H. Cunningham

/s/Deborah C. Jackson*	Trustee	January 4, 2012
Deborah C. Jackson

/s/Stanley Martin*	Trustee	January 4, 2012
Stanley Martin

/s/Patti McGill Peterson*	Trustee	January 4, 2012
Patti McGill Peterson

/s/ Hugh McHaffie*	Trustee	January 4, 2012
Hugh McHaffie

/s/John A. Moore*	Trustee	January 4, 2012
John A. Moore

/s/Steven R. Pruchansky*	Trustee	January 4, 2012
Steven R. Pruchansky

/s/Gregory A. Russo*	Trustee	January 4, 2012
Gregory A. Russo

/s/John G. Vrysen*	Trustee	January 4, 2012
John G. Vrysen

*By: Power of Attorney

By: /s/ Patricia A. Morisette		January 4, 2012
Patricia A. Morisette Attorney-in-Fact

*	Pursuant to Power of Attorney filed with Post-Effective Amendment No. 40 to the the Trust’s Registration Statement on December 14, 2011.

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document